Schedule of movement of allowance for expected credit loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Credit Loss [Abstract]
Balance at beginning of the year	$ 10,248	$ 10,933
Addition / (reversal) during the year	18,039	(685)	$ (8,824)
Balance at end of the year	$ 28,287	$ 10,248	$ 10,933